SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS - Schedule of Cash Flow, Supplemental Disclosures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Interest	$ 0	$ 0	$ 0
Income taxes	1,139,317	276,432	650,540
Non-cash prepayment of expenses	$ 28,605	$ 0	$ 0